--------------------------------------------------------------------------------

PENNSYLVANIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND                                                         212-830-5200
================================================================================










Dear Shareholder:


We are pleased to present the annual report of Pennsylvania Daily Municipal Income Fund for the year ended November 30, 1998.

The Fund had net assets of $13,805,859 and 281 active shareholders as of November 30, 1998.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity             Value             Standard
   Amount                                                                              Date    Yield     (Note 1)   Moody's & Poor's
   ------                                                                              ----    -----      ------    -------  -------
Other Tax Exempt Investments (19.56%)
------------------------------------------------------------------------------------------------------------------------------------
 $   700,000   City of Philadelphia, PA TRAN - Series A                              06/30/99   3.59%  $   702,398   MIG-1    SP-1+
     700,000   Crestwood, PA School District (b)                                     06/30/99   3.75       701,128
     375,000   Midd West School District, PA GO Bonds (b)
               FGIC Insured                                                          05/15/99   3.50       375,000
     395,000   Perkioman Valley, PA School District (b)
               FSA Insured                                                           02/01/99   3.90       395,000
     526,000   West York, PA Area School Disrtict TRAN (b)                           06/30/99   3.75       526,351
 -----------                                                                                           -----------
   2,696,000   Total Other Tax Exempt Investments                                                        2,699,877
 -----------                                                                                           -----------
Other Variable Rate Demand Instruments (c) (49.54%)
------------------------------------------------------------------------------------------------------------------------------------
 $   300,000   Chester County, PA 1997 Archdiocese of Pennsylvania
               LOC Corestates Bank, N.A.                                             07/01/27   3.30%  $   300,000   VMIG-1
     500,000   City of York, PA General Authority RB
               (Adjusted Rate Pooled Financing)
               LOC First Union National Bank                                         09/01/26   3.20       500,000             A1
     290,000   Clinton County, PA Municipal Authority HRB
               (Lock Haven Hospital Project) - Series 1991A
               LOC Mellon Bank, N.A.                                                 09/01/07   3.45       290,000             A1
     100,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series E11
               LOC Canadian Imperial Bank of Commerce                                03/01/24   3.15       100,000             A1+
     400,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series 1989F4
               LOC Kredietbank                                                       03/01/24   3.15       400,000             A1+
     600,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series 1989F4
               GIC-Goldman Sachs                                                     03/01/24   3.25       600,000             A1+
     100,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series 1989F5
               GIC-Goldman Sachs                                                     03/01/24   3.25       100,000             A1+
     350,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series 1989F11
               LOC Canadian Imperial Bank of Commerce                                03/01/24   3.15       350,000             A1+
     500,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series 1997G7
               LOC Bayerische Landesbank                                             03/01/24   3.15       500,000             A1+
     300,000   Emmaus, PA General Authority Local Government RB
               (Bond Pool Project) - Series 1997H9
               LOC Kredietbank                                                       03/01/24   3.15       300,000             A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity             Value             Standard
   Amount                                                                              Date    Yield     (Note 1)   Moody's & Poor's
   ------                                                                              ----    -----      ------    -------  -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   500,000   Lehigh County, PA IDA (Alleghany Electric) - Series 1985A
               LOC Rabobank Nederland                                                12/01/15   3.40%  $   500,000     P1
     200,000   Lehigh County, PA General Purpose Authority RB
               (Lehigh Vy Hospital) - Series A
               AMBAC Indemnity                                                       07/01/28   3.15       200,000   VMIG-1
     600,000   Pennsylvania EDFA (Plastics Niagara) - Series 1997F(b)
               LOC PNC Bank, N.A.                                                    12/01/04   3.45       600,000
     200,000   Pennsylvania HEFA (Cabrini College) - Series 1997A-2
               LOC Allied Irish Bank                                                 04/01/22   3.30       200,000   VMIG-1
     400,000   Pennsylvania HEFA Chestnut Hill College Council
               Independent Adjusted Rate
               LOC Allied Irish Bank                                                 04/01/06   3.30       400,000   VMIG-1
     700,000   Pennsylvania HEFA (Children Hospital of Philadelphia)                 03/01/27   3.25       700,000   VMIG-1    A1+
     300,000   Pennsylvania Higher Education Facility (Carnegie Mellon University)   11/01/27   3.25       300,000             A1+
     500,000   York, PA IDA PCRB (Philadelphia Electric Co.)
               LOC Toronto-Dominion Bank                                             08/01/16   3.30       500,000     P1      A1+
 -----------                                                                                           -----------
   6,840,000   Total Other Variable Rate Demand Instruments                                              6,840,000
 -----------                                                                                           -----------
Revenue Bonds (7.75%)
------------------------------------------------------------------------------------------------------------------------------------
 $   370,000   Lancaster County Vo-Tech School Authority Guaranteed Lease RB (b)
               FGIC Insured                                                          02/15/99   3.65%  $   370,000
     700,000   State Public School Building Authority, PA RB
               (Harrisburg Area Community College) (b)
               MBIA Insured                                                          04/01/99   3.70       700,000
 -----------                                                                                           -----------
   1,070,000   Total Revenue Bonds                                                                       1,070,000
 -----------                                                                                           -----------
Tax Exempt Commercial Paper (20.28%)
------------------------------------------------------------------------------------------------------------------------------------
 $   900,000   Beaver County, PA IDA PCRB
               (Duquesne Light Company Project) - Series 1993A
               LOC Union Bank of Switzerland                                         01/14/99   3.20%  $   900,000   VMIG-1    A1+
     600,000   Commonwealth of Pennsylvania GO BAN                                   01/14/99   3.25       600,000     P1      A1+
     700,000   Montgomery County, PA IDA PCRB Refunding Bonds
               (PECO Energy Co. Project) - Series 1994B
               LOC Deutsche Bank A.G.                                                02/16/99   3.00       700,000     P1      A1+
     600,000   Venango, PA IDA Resource Recovery RB
               (Scrubgrass Project) - Series 1990A
               LOC National Westminster Bank PLC                                     01/07/99   3.25       600,000     P1      A1+
 -----------                                                                                           -----------
   2,800,000   Total Tax Exempt Commercial Paper                                                         2,800,000
 -----------                                                                                           -----------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
NOVEMBER 30, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity             Value             Standard
   Amount                                                                              Date    Yield     (Note 1)   Moody's & Poor's
   ------                                                                              ----    -----      ------    -------  -------
Put Bond (1.45%)
------------------------------------------------------------------------------------------------------------------------------------
 $   200,000   Schuylkill Valley, Berks County, PA GO Bonds - Series 1998A (b)
               FGIC Insured                                                          04/15/99   3.70%  $   200,000
 -----------                                                                                           -----------
     200,000   Total Put Bond                                                                              200,000
 -----------                                                                                           -----------
               Total Investments (98.58%) (Cost $13,609,877+)                                           13,609,877
               Due from Manager (0.13%)                                                                     17,966
               Cash and Other Assets, Net of Liabilities (1.29%)                                           178,016
                                                                                                       -----------
               Net Assets (100.00%)                                                                    $13,805,859
                                                                                                       ===========
               Net Asset Value, offering and redemption price per share:
               Class A, Shares Outstanding 12,874,079 (Note 3)                                         $      1.00
                                                                                                       ===========
               Class B, Shares Outstanding    933,273 (Note 3)                                         $      1.00
                                                                                                       ===========


              +     Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated have been determined by the Fund's Board of Trustees to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     AMBAC     =    American Municipal Bond Assurance Corporation      HRB      =   Hospital Revenue Bond
     BAN       =    Bond Anticipation Note                             IDA      =   Industrial Development Authority
     EDFA      =    Educational Development Finance Authority          LOC      =   Letter of Credit
     FGIC      =    Financial Guaranteed Insurance Company             MBIA     =   Municipal Bond Insurance Association
     FSA       =    Financial Securities Assurance                     PCRB     =   Pollution Control Revenue Bond
     GIC       =    Guaranteed Investment Contract                     RB       =   Revenue Bond
     GO        =    General Obligation                                 TRAN     =   Tax and Revenue Anticipation Note
     HEFA      =    Health and Education Facilities Authority


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1998
================================================================================




INVESTMENT INCOME

Income:

    Interest.............................................................................   $       542,299
                                                                                            ---------------
 Expenses: (Note 2)

    Investment management fee............................................................            60,092

    Administration fee...................................................................            31,548

    Shareholder servicing fee............................................................            35,316

    Custodian fee........................................................................             8,018

    Shareholder servicing and related shareholder expenses...............................            21,098

    Legal, compliance and filing fees....................................................            46,013

    Audit and accounting.................................................................            68,276

    Trustees' fees.......................................................................             6,088

    Other................................................................................             3,599
                                                                                            ---------------

      Total expenses.....................................................................           280,048

      Less: Fees waived (Note 2).........................................................   (        89,210)

             Expense paid indirectly (Note 2)............................................   (            37)

             Expenses reimbursed (Note 2)................................................   (        87,882)
                                                                                            ---------------

      Net expenses.......................................................................           102,919
                                                                                            ---------------

 Net investment income...................................................................           439,380


 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.................................................   (           551)
                                                                                            ---------------

 Increase in net assets from operations..................................................   $       438,829
                                                                                            ===============






-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 1998 AND 1997
================================================================================








                                                                          1998                           1997
                                                                       ----------                     ----------

INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................   $       439,380               $      1,281,675
    Net realized gain (loss) on investments.......................   (           551)                      -0-
                                                                     ---------------               ----------------
 Increase in net assets from operations...........................           438,829                      1,281,675
 Dividends to shareholders from net investment income:
    Class A.......................................................   (       411,272)*             (      1,277,930)*
    Class B.......................................................   (        28,108)*             (          3,745)*
 Transactions in shares of beneficial interest (Note 3)
     Class A......................................................   (    30,190,706)                     6,728,888
     Class B......................................................           541,259                        386,997
                                                                     ---------------               ----------------
        Total increase (decrease).................................   (    29,649,998)                     7,115,885
 Net assets:
    Beginning of year.............................................        43,455,857                     36,339,972
                                                                     ---------------               ----------------
    End of year...................................................   $    13,805,859               $     43,455,857
                                                                     ===============               ================

 *    Designated as exempt-interest dividends for federal income tax purposes.









-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

Pennsylvania Daily Municipal Income Fund, a Massachusetts business trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, only with respect to its Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended November 30, 1998 the Manager voluntarily waived investment management fees and administration fees of $57,905 and $31,305, respectively.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $4,451 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund. Included under the same option are expense offsets of $37.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Transactions in Shares of Beneficial Interest.

At November 30, 1998, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $13,807,352. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                                      Year                                 Year
                                                      Ended                                Ended
                                                November 30, 1998                    November 30, 1997
 Class A                                        -----------------                    -----------------
 Sold......................................           49,957,101                         122,761,722
 Issued on reinvestment of dividends.......              367,955                           1,120,365
 Redeemed..................................      (    80,515,762)                     (  117,153,199)
                                                  --------------                       -------------
 Net increase (decrease)...................      (    30,190,706)                          6,728,888
                                                  ==============                       =============

                                                      Year                                 Year
                                                      Ended                                Ended
                                                November 30, 1998                    November 30, 1997
 Class B                                        -----------------                    -----------------
 Sold......................................            6,163,450                             388,922
 Issued on reinvestment of dividends.......               27,223                               3,228
 Redeemed..................................      (     5,649,414)                     (        5,153)
                                                  --------------                       -------------
 Net increase (decrease)...................              541,259                             386,997
                                                  ==============                       =============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

4. Sales of Securities.

Accumulated undistributed realized losses at November 30, 1998 amounted to $1,493. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire on November 30, 2001 and 2006.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Pennsylvania and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 52% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.

                                                                      Year Ended
                                                                     November 30,
                                                  ------------------------------------------------------------------
Class A
-------                                              1998          1997          1996          1995          1994
                                                  ---------     ---------     ---------     ---------     ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)

Net asset value, beginning of year............    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                  ---------     ---------     ---------     ---------     ---------

 Income from investment operations:
   Net investment income......................        0.029         0.030         0.030         0.034         0.024

 Less distributions:
   Dividends from net investment income           (   0.029)    (   0.030)    (   0.030)    (   0.034)    (   0.024)
                                                  ---------     ---------     ---------     ---------     ---------

 Net asset value, end of year.................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                  =========     =========     =========     =========     =========

 Total Return.................................        2.95%         3.05%         3.01%         3.50%         2.44%

 Ratios/Supplemental Data
 Net assets, end of year (000)................    $  12,873     $  43,064     $  36,335     $  40,980     $  43,559

 Ratios to average net assets:
   Expenses...................................        0.70%         0.70%         0.68%         0.59%         0.49%
   Net investment income......................        2.91%         3.00%         2.97%         3.44%         2.44%
   Management, administration fees
     and shareholder servicing fees waived....        0.59%         0.49%         0.49%         0.61%         0.68%
   Expenses reimbursed........................        0.59%         --            --            --            --
   Expense offsets............................        --            --            0.01%         --            --


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================




6. Financial Highlights. (Continued)

                                                                                                           October 10, 1996
                                                           Year                      Year                 (Commencement of
Class B                                                    Ended                     Ended                   offering) to
-------                                              November 30, 1998         November 30, 1997          November 30, 1996
                                                     -----------------         -----------------          -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)

 Net asset value, beginning of period.............       $   1.00                   $   1.00                  $   1.00
                                                         ---------                  ---------                 ---------

 Income from investment operations:
     Net investment income........................           0.032                      0.033                     0.005

 Less distributions:
     Dividends from net investment income.........       (   0.032)                 (   0.033)                (   0.005)
                                                         ---------                  ---------                 ---------

 Net asset value, end of period...................       $   1.00                   $   1.00                  $   1.00
                                                         =========                  =========                 =========

 Total Return.....................................           3.26%                      3.31%                     3.25%*

 Ratios/Supplemental Data
 Net assets, end of period (000)..................       $     933                  $     392                 $       5

 Ratios to average net assets:
     Expenses.....................................           0.45%                      0.45%                     0.42%*
     Net investment income........................           3.13%                      3.28%                     3.21%*
     Management and administration fees waived....           0.59%                      0.49%                     0.27%*
     Expense reimbursed...........................           0.59%                      --                        --
     Expense offsets..............................           --                         --                        0.01%*

 *   Annualized











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
INDEPENDENT AUDITOR'S REPORT

================================================================================





The Board of Trustees and Shareholders
Pennsylvania Daily Municipal Income Fund



We have audited the accompanying statement of net assets of Pennsylvania Daily Municipal Income Fund as of November 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Daily Municipal Income Fund as of November 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                             \s\McGladrey & Pullen, LLP




 New York, New York
 December 28, 1998



--------------------------------------------------------------------------------

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                                        PENNSYLVANIA
                                        DAILY
                                        MUNICIPAL
                                        INCOME
                                        FUND









                                                       Annual Report
                                                      November 30, 1998














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This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
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Pennsylvania Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

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